OTHER CURRENT ASSETS (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
OTHER CURRENT ASSETS
Frequency license	Rp 3,760	Rp 3,056
Prepaid rental	1,349	1,234
Advances	1,156	394
Prepaid salaries	227	229
Advance to employee	35	32
Others	656	301
Total	Rp 7,183	Rp 5,246